Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Activities

Employee Severance and Other Benefits
Restructuring expenses	$5,058
Cash payments	(4,058)
Non-cash expenses	(479)

Liability included in accrued expenses and other current liabilities at December 31, 2023	$521